Discontinued Operations (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, net		$ 107,042	$ 174,710	$ 738,729	$ 258,660	$ 520,645	$ 62,732
Discontinued (Member) | April 1, 2022 (Member)
Revenue, net	$ 46,976
Cost of revenue	27,835
Impairment loss	6,125
Total operating expenses	33,960
Income from discontinued operations	13,016
Digital currency	26,825
Digital currency equipment, net	276,380
Total assets from discontinued operations	303,205
Due to related party	301,175
Total liabilities from discontinued operations	$ 301,175